Premises and equipment	12 Months Ended
Dec. 31, 2015
Premises and equipment
20 Premises and equipment
end of	2015	2014
Premises and equipment (CHF million)
Buildings and improvements	2,326	2,303
Land	417	420
Leasehold improvements	2,064	2,180
Software	5,908	6,484
Equipment	2,035	2,390
Premises and equipment	12,750	13,777
Accumulated depreciation	(8,106)	(9,136)
Total premises and equipment, net	4,644	4,641
Depreciation and impairment
in	2015	2014	2013
CHF million
Depreciation	1,012	1,232	1,236
Impairment	24	23	65

Bank
Premises and equipment
19 Premises and equipment
end of	2015	2014
Premises and equipment (CHF million)
Buildings and improvements	2,110	2,087
Land	394	396
Leasehold improvements	2,045	2,162
Software	5,889	6,476
Equipment	1,946	2,304
Premises and equipment	12,384	13,425
Accumulated depreciation	(7,945)	(8,984)
Total premises and equipment, net	4,439	4,441
Depreciation and impairment
in	2015	2014	2013
CHF million
Depreciation	1,002	1,224	1,227
Impairment	24	23	65